Risk/Return Summary - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Tax-Exempt Money Market Fund
Dec. 30, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Money Market Fund May Not Preserve Dollar [Text]
Prospectus Line Items
Risk Text Block	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
Risk Money Market Fund Sponsor May Not Provide Support [Text]
Prospectus Line Items
Risk Text Block	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
InterestRateChangesMember
Prospectus Line Items
Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
IncomeRiskMember
Prospectus Line Items
Risk Text Block	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
ForeignExposureMember
Prospectus Line Items
Risk Text Block	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
IssuerSpecificChangesMember
Prospectus Line Items
Risk Text Block	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
MunicipalMarketVolatilityMember
Prospectus Line Items
Risk Text Block	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.